Consolidating Guarantor Financial Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,931	$ 2,188			$ 3,302
Restricted cash	118	189			0
Trade receivables, net	12,438	13,121		$ 12,645	12,645
Prepaid and other current assets	34,388	28,178			10,668
Total current assets	70,875	43,676			26,615
Property and equipment, net	37,154	36,539			32,789
Subscriber accounts and deferred contract acquisition costs, net	1,176,776	1,195,463			1,302,028
Deferred income tax asset, net	783	783			0
Operating lease right-of-use asset	19,720
Other assets	25,606	29,307			9,340
Total assets	1,330,914	1,305,768			1,941,315
Current liabilities:
Accounts payable	12,942	12,099			11,073
Other accrued liabilities	47,393	31,085			53,484
Deferred revenue	12,698	13,060		$ 12,892	13,871
Holdback liability	12,041	11,513			9,309
Current portion of long-term debt	1,838,900	1,816,450			11,000
Total current liabilities	1,923,974	1,884,207			98,737
Non-current liabilities:
Long-term holdback liability	1,979	1,770			2,658
Derivative financial instruments	9,287	6,039			13,491
Operating lease liabilities	16,550
Other liabilities	2,899	2,727			3,092
Total liabilities	1,954,689	1,894,743			1,838,579
Stockholder's deficit:
Total stockholder's deficit	(623,775)	(588,975)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's deficit	1,330,914	1,305,768			1,941,315
Eliminations
Current assets:
Cash and cash equivalents	0	0			0
Restricted cash	0	0
Trade receivables, net	0	0			0
Prepaid and other current assets	(36,901)	(93,983)			(66,341)
Total current assets	(36,901)	(93,983)			(66,341)
Property and equipment, net	0	0			0
Subscriber accounts and deferred contract acquisition costs, net	0	0			0
Deferred income tax asset, net	0	0
Operating lease right-of-use asset	0
Other assets	0	0			0
Total assets	(36,901)	(93,983)			(70,895)
Current liabilities:
Accounts payable	0	0			0
Other accrued liabilities	(36,901)	(93,983)			(66,341)
Deferred revenue	0	0			0
Holdback liability	0	0			0
Current portion of long-term debt	0	0			0
Total current liabilities	(36,901)	(93,983)			(66,341)
Non-current liabilities:
Long-term holdback liability	0	0			0
Derivative financial instruments	0	0			0
Operating lease liabilities	0
Other liabilities	(22,756)	(57,242)			0
Total liabilities	(59,657)	(151,225)			(66,341)
Stockholder's deficit:
Total stockholder's deficit	22,756	57,242			(4,554)
Total liabilities and stockholder's deficit	(36,901)	(93,983)			(70,895)
Parent Issuer
Current assets:
Cash and cash equivalents	23,547	1,697			2,705
Restricted cash	118	189
Trade receivables, net	12,286	12,362			12,082
Prepaid and other current assets	71,289	118,119			74,613
Total current assets	107,240	132,367			89,400
Property and equipment, net	37,154	34,960			30,727
Subscriber accounts and deferred contract acquisition costs, net	1,162,903	1,160,698			1,265,519
Deferred income tax asset, net	783	783
Operating lease right-of-use asset	19,720
Other assets	25,606	29,270			9,311
Total assets	1,353,406	1,358,078			1,932,765
Current liabilities:
Accounts payable	12,938	11,110			9,705
Other accrued liabilities	47,407	29,016			50,448
Deferred revenue	12,587	11,357			12,332
Holdback liability	11,878	11,342			9,035
Current portion of long-term debt	1,838,900	1,816,450			11,000
Total current liabilities	1,923,710	1,879,275			92,520
Non-current liabilities:
Long-term holdback liability	1,979	1,770			2,658
Derivative financial instruments	9,287	6,039			13,491
Operating lease liabilities	16,550
Other liabilities	25,655	59,969			2,379
Total liabilities	1,977,181	1,947,053			1,830,029
Stockholder's deficit:
Total stockholder's deficit	(623,775)	(588,975)			102,736
Total liabilities and stockholder's deficit	1,353,406	1,358,078			1,932,765
Subsidiary Guarantors
Current assets:
Cash and cash equivalents	384	491			597
Restricted cash	0	0
Trade receivables, net	152	759			563
Prepaid and other current assets	0	4,042			2,396
Total current assets	536	5,292			3,556
Property and equipment, net	0	1,579			2,062
Subscriber accounts and deferred contract acquisition costs, net	13,873	34,765			36,509
Deferred income tax asset, net	0	0
Operating lease right-of-use asset	0
Other assets	0	37			29
Total assets	14,409	41,673			79,445
Current liabilities:
Accounts payable	4	989			1,368
Other accrued liabilities	36,887	96,052			69,377
Deferred revenue	111	1,703			1,539
Holdback liability	163	171			274
Current portion of long-term debt	0	0			0
Total current liabilities	37,165	98,915			72,558
Non-current liabilities:
Long-term holdback liability	0	0			0
Derivative financial instruments	0	0			0
Operating lease liabilities	0
Other liabilities	0	0			713
Total liabilities	37,165	98,915			74,891
Stockholder's deficit:
Total stockholder's deficit	(22,756)	(57,242)			4,554
Total liabilities and stockholder's deficit	14,409	41,673			79,445
Non-Guarantors
Current assets:
Cash and cash equivalents	0	0			0
Restricted cash	0	0
Trade receivables, net	0	0			0
Prepaid and other current assets	0	0			0
Total current assets	0	0			0
Property and equipment, net	0	0			0
Subscriber accounts and deferred contract acquisition costs, net	0	0			0
Deferred income tax asset, net	0	0
Operating lease right-of-use asset	0
Other assets	0	0			0
Total assets	0	0			0
Current liabilities:
Accounts payable	0	0			0
Other accrued liabilities	0	0			0
Deferred revenue	0	0			0
Holdback liability	0	0			0
Current portion of long-term debt	0	0			0
Total current liabilities	0	0			0
Non-current liabilities:
Long-term holdback liability	0	0			0
Derivative financial instruments	0	0			0
Operating lease liabilities	0
Other liabilities	0	0			0
Total liabilities	0	0			0
Stockholder's deficit:
Total stockholder's deficit	0	0			0
Total liabilities and stockholder's deficit	$ 0	$ 0			$ 0